Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation	$ (198,700,349)	$ (215,581,938)	$ (224,724,380)
Amortization	(12,227,307)	(14,375,081)	(11,903,007)
Total	$ (210,927,656)	$ (229,957,019)	$ (236,627,387)